Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED March 1, 2017

U.S. STRATEGIC EQUITY FUND RISK/RETURN SUMMARY:

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares and Dividend and Interest Expenses on Short Sales of 0.04%)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.74%	0.25%	0.32%	1.31%	(0.28)%	1.03%
Class A1 Shares	0.74%	0.25%	0.32%	1.31%	(0.28)%	1.03%
Class A2 Shares	0.74%	0.25%	0.32%	1.31%	(0.28)%	1.03%
Class A3 Shares	0.74%	0.25%	0.32%	1.31%	(0.28)%	1.03%
Class C Shares	0.74%	0.75%	0.57%	2.06%	(0.28)%	1.78%
Class C1 Shares	0.74%	1.00%	0.32%	2.06%	(0.28)%	1.78%
Class E Shares	0.74%	None	0.57%	1.31%	(0.28)%	1.03%
Class R6 Shares	0.74%	None	0.17%	0.91%	(0.28)%	0.63%
Class S Shares	0.74%	None	0.32%	1.06%	(0.28)%	0.78%
Class T Shares	0.74%	None	0.32%	1.06%	(0.38)%	0.68%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.56% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, A1, A2, A3, C, C1, E, R6 and S shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.12% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$674	$940	$1,227	$2,040
Class A1 Shares	$352	$628	$924	$1,766
Class A2 Shares	$451	$724	$1,017	$1,850
Class A3 Shares	$402	$676	$971	$1,808
Class C Shares	$181	$619	$1,083	$2,367
Class C1 Shares	$281	$619	$1,083	$2,367
Class E Shares	$105	$388	$691	$1,555
Class R6 Shares	$64	$262	$476	$1,094
Class S Shares	$80	$309	$558	$1,269
Class T Shares	$69	$299	$548	$1,260

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$181	$619	$1,083	$2,367

INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY:

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the International Developed Markets Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.70%	0.25%	0.30%	1.25%	(0.03)%	1.22%
Class A1 Shares	0.70%	0.25%	0.30%	1.25%	(0.03)%	1.22%
Class A2 Shares	0.70%	0.25%	0.30%	1.25%	(0.03)%	1.22%
Class A3 Shares	0.70%	0.25%	0.30%	1.25%	(0.03)%	1.22%
Class C Shares	0.70%	0.75%	0.55%	2.00%	(0.03)%	1.97%
Class C1 Shares	0.70%	1.00%	0.30%	2.00%	(0.03)%	1.97%
Class E Shares	0.70%	None	0.55%	1.25%	(0.03)%	1.22%
Class I Shares	0.70%	None	0.30%	1.00%	(0.07)%	0.93%
Class R6 Shares	0.70%	None	0.15%	0.85%	(0.05)%	0.80%
Class S Shares	0.70%	None	0.30%	1.00%	(0.07)%	0.93%
Class T Shares	0.70%	None	0.30%	1.00%	(0.17)%	0.83%
Class Y Shares	0.70%	None	0.10%	0.80%	(0.03)%	0.77%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$692	$946	$1,219	$1,997
Class A1 Shares	$371	$634	$916	$1,721
Class A2 Shares	$470	$730	$1,010	$1,806
Class A3 Shares	$421	$682	$963	$1,763
Class C Shares	$200	$625	$1,075	$2,325
Class C1 Shares	$300	$625	$1,075	$2,325
Class E Shares	$124	$394	$683	$1,509
Class I Shares	$95	$311	$546	$1,218
Class R6 Shares	$82	$266	$466	$1,044
Class S Shares	$95	$311	$546	$1,218
Class T Shares	$85	$301	$536	$1,209
Class Y Shares	$79	$252	$441	$987

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$200	$625	$1,075	$2,325

Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

GLOBAL EQUITY FUND RISK/RETURN SUMMARY:

Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

EMERGING MARKETS FUND RISK/RETURN SUMMARY:

Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Emerging Markets Index (net of tax on dividends from foreign holdings) to the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

TAX-MANAGED INTERNATIONAL EQUITY FUND RISK/RETURN SUMMARY: Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Global ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI ACWI ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI ACWI ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

STRATEGIC BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.47%	0.25%	0.29%	1.01%	(0.15)%	0.86%
Class A1 Shares	0.47%	0.25%	0.29%	1.01%	(0.15)%	0.86%
Class A2 Shares	0.47%	0.25%	0.29%	1.01%	(0.15)%	0.86%
Class A3 Shares	0.47%	0.25%	0.29%	1.01%	(0.15)%	0.86%
Class C Shares	0.47%	0.75%	0.54%	1.76%	(0.15)%	1.61%
Class C1 Shares	0.47%	1.00%	0.29%	1.76%	(0.15)%	1.61%
Class E Shares	0.47%	None	0.54%	1.01%	(0.15)%	0.86%
Class I Shares	0.47%	None	0.29%	0.76%	(0.17)%	0.59%
Class R6 Shares	0.47%	None	0.14%	0.61%	(0.13)%	0.48%
Class S Shares	0.47%	None	0.29%	0.76%	(0.17)%	0.59%
Class T Shares	0.47%	None	0.29%	0.76%	(0.27)%	0.49%
Class Y Shares	0.47%	None	0.09%	0.56%	(0.11)%	0.45%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.06% of its transfer agency fees for Class S and Class I Shares, 0.04% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class E Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.16% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$459	$670	$898	$1,552
Class A1 Shares	$336	$549	$780	$1,442
Class A2 Shares	$435	$646	$874	$1,530
Class A3 Shares	$385	$597	$827	$1,486
Class C Shares	$164	$540	$940	$2,061
Class C1 Shares	$264	$540	$940	$2,061
Class E Shares	$88	$307	$543	$1,223
Class I Shares	$60	$226	$406	$926
Class R6 Shares	$49	$182	$327	$750
Class S Shares	$60	$226	$406	$926
Class T Shares	$50	$216	$396	$917
Class Y Shares	$46	$168	$302	$691

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$164	$540	$940	$2,061

INVESTMENT GRADE BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Investment Grade Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.25%	0.25%	0.33%	0.83%	(0.05)%	0.78%
Class A1 Shares	0.25%	0.25%	0.33%	0.83%	(0.05)%	0.78%
Class A2 Shares	0.25%	0.25%	0.33%	0.83%	(0.05)%	0.78%
Class A3 Shares	0.25%	0.25%	0.33%	0.83%	(0.05)%	0.78%
Class C Shares	0.25%	0.75%	0.58%	1.58%	(0.05)%	1.53%
Class C1 Shares	0.25%	1.00%	0.33%	1.58%	(0.05)%	1.53%
Class E Shares	0.25%	None	0.58%	0.83%	(0.05)%	0.78%
Class I Shares	0.25%	None	0.33%	0.58%	(0.09)%	0.49%
Class R6 Shares	0.25%	None	0.18%	0.43%	(0.07)%	0.36%
Class S Shares	0.25%	None	0.33%	0.58%	(0.09)%	0.49%
Class T Shares	0.25%	None	0.33%	0.58%	(0.19)%	0.39%
Class Y Shares	0.25%	None	0.13%	0.38%	(0.05)%	0.33%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.32% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$452	$625	$814	$1,357
Class A1 Shares	$328	$503	$694	$1,245
Class A2 Shares	$427	$601	$790	$1,335
Class A3 Shares	$377	$552	$742	$1,290
Class C Shares	$156	$494	$856	$1,874
Class C1 Shares	$256	$494	$856	$1,874
Class E Shares	$80	$260	$456	$1,021
Class I Shares	$50	$177	$315	$717
Class R6 Shares	$37	$131	$234	$535
Class S Shares	$50	$177	$315	$717
Class T Shares	$40	$167	$305	$708
Class Y Shares	$34	$117	$208	$476

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$156	$494	$856	$1,874

TAX-EXEMPT HIGH YIELD BOND FUND RISK/RETURN SUMMARY:

The following is added to the beginning of the third paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Tax-Exempt High Yield Bond Fund in the Prospectus listed above:

The Fund invests in derivative instruments and may use derivatives to take both long and short positions.

The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Tax-Exempt High Yield Bond Fund in the Prospectus listed above:

Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

TAX-EXEMPT BOND FUND RISK/RETURN SUMMARY:

The following is added to the beginning of the third paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Tax-Exempt Bond Fund in the Prospectus listed above:

The Fund invests in derivative instruments and may use derivatives to take both long and short positions.

The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Tax-Exempt Bond Fund in the Prospectus listed above:

Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

GLOBAL INFRASTRUCTURE FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Global Infrastructure Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.25%	0.25%	0.34%	1.84%	(0.46)%	1.38%
Class A1 Shares	1.25%	0.25%	0.34%	1.84%	(0.46)%	1.38%
Class A2 Shares	1.25%	0.25%	0.34%	1.84%	(0.46)%	1.38%
Class A3 Shares	1.25%	0.25%	0.34%	1.84%	(0.46)%	1.38%
Class C Shares	1.25%	0.75%	0.59%	2.59%	(0.46)%	2.13%
Class C1 Shares	1.25%	1.00%	0.34%	2.59%	(0.46)%	2.13%
Class E Shares	1.25%	None	0.59%	1.84%	(0.46)%	1.38%
Class R6 Shares	1.25%	None	0.19%	1.44%	(0.46)%	0.98%
Class S Shares	1.25%	None	0.34%	1.59%	(0.46)%	1.13%
Class T Shares	1.25%	None	0.34%	1.59%	(0.56)%	1.03%
Class Y Shares	1.25%	None	0.14%	1.39%	(0.44)%	0.95%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.95% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6 and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.12% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$707	$1,078	$1,473	$2,574
Class A1 Shares	$387	$771	$1,179	$2,318
Class A2 Shares	$486	$865	$1,269	$2,397
Class A3 Shares	$436	$818	$1,224	$2,357
Class C Shares	$216	$762	$1,334	$2,890
Class C1 Shares	$316	$762	$1,334	$2,890
Class E Shares	$140	$534	$953	$2,121
Class R6 Shares	$100	$410	$743	$1,685
Class S Shares	$115	$457	$822	$1,850
Class T Shares	$105	$447	$813	$1,842
Class Y Shares	$97	$397	$719	$1,630

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$216	$762	$1,334	$2,890

MULTI-STRATEGY INCOME FUND RISK/RETURN SUMMARY:

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Multi-Strategy Income Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.75%	0.25%	0.37%	1.37%	(0.34)%	1.03%
Class A1 Shares	0.75%	0.25%	0.37%	1.37%	(0.34)%	1.03%
Class A2 Shares	0.75%	0.25%	0.37%	1.37%	(0.34)%	1.03%
Class A3 Shares	0.75%	0.25%	0.37%	1.37%	(0.34)%	1.03%
Class C Shares	0.75%	0.75%	0.62%	2.12%	(0.34)%	1.78%
Class C1 Shares	0.75%	1.00%	0.37%	2.12%	(0.34)%	1.78%
Class E Shares	0.75%	None	0.62%	1.37%	(0.34)%	1.03%
Class R6 Shares	0.75%	None	0.22%	0.97%	(0.36)%	0.61%
Class S Shares	0.75%	None	0.37%	1.12%	(0.34)%	0.78%
Class T Shares	0.75%	None	0.37%	1.12%	(0.44)%	0.68%
Class Y Shares	0.75%	None	0.17%	0.92%	(0.34)%	0.58%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.57% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$674	$952	$1,251	$2,099
Class A1 Shares	$352	$640	$950	$1,826
Class A2 Shares	$451	$736	$1,042	$1,910
Class A3 Shares	$402	$688	$996	$1,868
Class C Shares	$181	$631	$1,108	$2,425
Class C1 Shares	$281	$631	$1,108	$2,425
Class E Shares	$105	$400	$717	$1,617
Class R6 Shares	$62	$273	$501	$1,157
Class S Shares	$80	$322	$584	$1,333
Class T Shares	$69	$312	$574	$1,324
Class Y Shares	$59	$259	$476	$1,100

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$181	$631	$1,108	$2,425

MULTI-ASSET GROWTH STRATEGY FUND RISK/RETURN SUMMARY:

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Multi-Asset Growth Strategy Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.85%	0.25%	0.48%	0.12%	1.70%	(0.52)%	1.18%
Class A1 Shares	0.85%	0.25%	0.48%	0.12%	1.70%	(0.52)%	1.18%
Class A2 Shares	0.85%	0.25%	0.48%	0.12%	1.70%	(0.52)%	1.18%
Class A3 Shares	0.85%	0.25%	0.48%	0.12%	1.70%	(0.52)%	1.18%
Class C Shares	0.85%	0.75%	0.73%	0.12%	2.45%	(0.52)%	1.93%
Class C1 Shares	0.85%	1.00%	0.48%	0.12%	2.45%	(0.52)%	1.93%
Class E Shares	0.85%	None	0.73%	0.12%	1.70%	(0.52)%	1.18%
Class R6 Shares	0.85%	None	0.33%	0.12%	1.30%	(0.54)%	0.76%
Class S Shares	0.85%	None	0.48%	0.12%	1.45%	(0.52)%	0.93%
Class T Shares	0.85%	None	0.48%	0.12%	1.45%	(0.62)%	0.83%
Class Y Shares	0.85%	None	0.28%	0.12%	1.25%	(0.52)%	0.73%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses and expenses of the Fund’s wholly-owned subsidiary (the “Subsidiary”) borne indirectly by the Fund to the extent such expenses exceed 0.73% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

The Subsidiary, organized as a company under the laws of the Cayman Islands, pays RIM an advisory fee and pays Russell Investments Fund Services, LLC (“RIFUS”) an administrative fee at the annual rates of up to 0.85% and 0.05%, respectively, of the Subsidiary’s net assets (collectively, the “Subsidiary Fees”). Pursuant to a contractual agreement with the Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory fees and the administrative fees paid by the Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS.

Until February 28, 2018, RIFUS has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Acquired Fund Fees and Expenses” does not include direct costs associated with any over-the-counter derivatives that the Subsidiary invests in. Costs associated with such derivative instruments include any fee paid to the Subsidiary’s counterparties, which may include management fees and performance-based incentive fees, or any other fees and expenses associated with the investment in such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund.

“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the Subsidiary and the U.S. Cash Management Fund, in which the Fund invests. The Fund’s proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.”

“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$688	$1,032
Class A1 Shares	$367	$723
Class A2 Shares	$466	$818
Class A3 Shares	$417	$770
Class C Shares	$196	$714
Class C1 Shares	$296	$714
Class E Shares	$120	$485
Class R6 Shares	$78	$359
Class S Shares	$95	$408
Class T Shares	$85	$398
Class Y Shares	$75	$345

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years
Class C1 Shares	$196	$714

LifePoints Funds, Target Portfolio Series: Classes A, A1, A2, A3, C, C1, E, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED MARCH 1, 2017

RISK/RETURN SUMMARY FOR BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND: Effective January 1, 2018, RIM will change each Fund’s secondary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

Select Funds: Classes A, A1, A2, A3, C, C1, E, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED MARCH 1, 2017

SELECT INTERNATIONAL EQUITY FUND RISK/RETURN SUMMARY: Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.
U.S. Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED March 1, 2017

U.S. STRATEGIC EQUITY FUND RISK/RETURN SUMMARY:

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares and Dividend and Interest Expenses on Short Sales of 0.04%)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.74%	0.25%	0.32%	1.31%	(0.28)%	1.03%
Class A1 Shares	0.74%	0.25%	0.32%	1.31%	(0.28)%	1.03%
Class A2 Shares	0.74%	0.25%	0.32%	1.31%	(0.28)%	1.03%
Class A3 Shares	0.74%	0.25%	0.32%	1.31%	(0.28)%	1.03%
Class C Shares	0.74%	0.75%	0.57%	2.06%	(0.28)%	1.78%
Class C1 Shares	0.74%	1.00%	0.32%	2.06%	(0.28)%	1.78%
Class E Shares	0.74%	None	0.57%	1.31%	(0.28)%	1.03%
Class R6 Shares	0.74%	None	0.17%	0.91%	(0.28)%	0.63%
Class S Shares	0.74%	None	0.32%	1.06%	(0.28)%	0.78%
Class T Shares	0.74%	None	0.32%	1.06%	(0.38)%	0.68%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.56% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, A1, A2, A3, C, C1, E, R6 and S shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.12% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$674	$940	$1,227	$2,040
Class A1 Shares	$352	$628	$924	$1,766
Class A2 Shares	$451	$724	$1,017	$1,850
Class A3 Shares	$402	$676	$971	$1,808
Class C Shares	$181	$619	$1,083	$2,367
Class C1 Shares	$281	$619	$1,083	$2,367
Class E Shares	$105	$388	$691	$1,555
Class R6 Shares	$64	$262	$476	$1,094
Class S Shares	$80	$309	$558	$1,269
Class T Shares	$69	$299	$548	$1,260

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$181	$619	$1,083	$2,367

International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED March 1, 2017

INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY:

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the International Developed Markets Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.70%	0.25%	0.30%	1.25%	(0.03)%	1.22%
Class A1 Shares	0.70%	0.25%	0.30%	1.25%	(0.03)%	1.22%
Class A2 Shares	0.70%	0.25%	0.30%	1.25%	(0.03)%	1.22%
Class A3 Shares	0.70%	0.25%	0.30%	1.25%	(0.03)%	1.22%
Class C Shares	0.70%	0.75%	0.55%	2.00%	(0.03)%	1.97%
Class C1 Shares	0.70%	1.00%	0.30%	2.00%	(0.03)%	1.97%
Class E Shares	0.70%	None	0.55%	1.25%	(0.03)%	1.22%
Class I Shares	0.70%	None	0.30%	1.00%	(0.07)%	0.93%
Class R6 Shares	0.70%	None	0.15%	0.85%	(0.05)%	0.80%
Class S Shares	0.70%	None	0.30%	1.00%	(0.07)%	0.93%
Class T Shares	0.70%	None	0.30%	1.00%	(0.17)%	0.83%
Class Y Shares	0.70%	None	0.10%	0.80%	(0.03)%	0.77%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$692	$946	$1,219	$1,997
Class A1 Shares	$371	$634	$916	$1,721
Class A2 Shares	$470	$730	$1,010	$1,806
Class A3 Shares	$421	$682	$963	$1,763
Class C Shares	$200	$625	$1,075	$2,325
Class C1 Shares	$300	$625	$1,075	$2,325
Class E Shares	$124	$394	$683	$1,509
Class I Shares	$95	$311	$546	$1,218
Class R6 Shares	$82	$266	$466	$1,044
Class S Shares	$95	$311	$546	$1,218
Class T Shares	$85	$301	$536	$1,209
Class Y Shares	$79	$252	$441	$987

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$200	$625	$1,075	$2,325

Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED March 1, 2017

GLOBAL EQUITY FUND RISK/RETURN SUMMARY:

Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED March 1, 2017

EMERGING MARKETS FUND RISK/RETURN SUMMARY:

Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Emerging Markets Index (net of tax on dividends from foreign holdings) to the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

Tax-Managed International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED March 1, 2017

TAX-MANAGED INTERNATIONAL EQUITY FUND RISK/RETURN SUMMARY: Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Global ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI ACWI ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI ACWI ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.
Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED March 1, 2017

STRATEGIC BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.47%	0.25%	0.29%	1.01%	(0.15)%	0.86%
Class A1 Shares	0.47%	0.25%	0.29%	1.01%	(0.15)%	0.86%
Class A2 Shares	0.47%	0.25%	0.29%	1.01%	(0.15)%	0.86%
Class A3 Shares	0.47%	0.25%	0.29%	1.01%	(0.15)%	0.86%
Class C Shares	0.47%	0.75%	0.54%	1.76%	(0.15)%	1.61%
Class C1 Shares	0.47%	1.00%	0.29%	1.76%	(0.15)%	1.61%
Class E Shares	0.47%	None	0.54%	1.01%	(0.15)%	0.86%
Class I Shares	0.47%	None	0.29%	0.76%	(0.17)%	0.59%
Class R6 Shares	0.47%	None	0.14%	0.61%	(0.13)%	0.48%
Class S Shares	0.47%	None	0.29%	0.76%	(0.17)%	0.59%
Class T Shares	0.47%	None	0.29%	0.76%	(0.27)%	0.49%
Class Y Shares	0.47%	None	0.09%	0.56%	(0.11)%	0.45%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.06% of its transfer agency fees for Class S and Class I Shares, 0.04% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class E Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.16% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$459	$670	$898	$1,552
Class A1 Shares	$336	$549	$780	$1,442
Class A2 Shares	$435	$646	$874	$1,530
Class A3 Shares	$385	$597	$827	$1,486
Class C Shares	$164	$540	$940	$2,061
Class C1 Shares	$264	$540	$940	$2,061
Class E Shares	$88	$307	$543	$1,223
Class I Shares	$60	$226	$406	$926
Class R6 Shares	$49	$182	$327	$750
Class S Shares	$60	$226	$406	$926
Class T Shares	$50	$216	$396	$917
Class Y Shares	$46	$168	$302	$691

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$164	$540	$940	$2,061

Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED March 1, 2017

INVESTMENT GRADE BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Investment Grade Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.25%	0.25%	0.33%	0.83%	(0.05)%	0.78%
Class A1 Shares	0.25%	0.25%	0.33%	0.83%	(0.05)%	0.78%
Class A2 Shares	0.25%	0.25%	0.33%	0.83%	(0.05)%	0.78%
Class A3 Shares	0.25%	0.25%	0.33%	0.83%	(0.05)%	0.78%
Class C Shares	0.25%	0.75%	0.58%	1.58%	(0.05)%	1.53%
Class C1 Shares	0.25%	1.00%	0.33%	1.58%	(0.05)%	1.53%
Class E Shares	0.25%	None	0.58%	0.83%	(0.05)%	0.78%
Class I Shares	0.25%	None	0.33%	0.58%	(0.09)%	0.49%
Class R6 Shares	0.25%	None	0.18%	0.43%	(0.07)%	0.36%
Class S Shares	0.25%	None	0.33%	0.58%	(0.09)%	0.49%
Class T Shares	0.25%	None	0.33%	0.58%	(0.19)%	0.39%
Class Y Shares	0.25%	None	0.13%	0.38%	(0.05)%	0.33%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.32% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$452	$625	$814	$1,357
Class A1 Shares	$328	$503	$694	$1,245
Class A2 Shares	$427	$601	$790	$1,335
Class A3 Shares	$377	$552	$742	$1,290
Class C Shares	$156	$494	$856	$1,874
Class C1 Shares	$256	$494	$856	$1,874
Class E Shares	$80	$260	$456	$1,021
Class I Shares	$50	$177	$315	$717
Class R6 Shares	$37	$131	$234	$535
Class S Shares	$50	$177	$315	$717
Class T Shares	$40	$167	$305	$708
Class Y Shares	$34	$117	$208	$476

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$156	$494	$856	$1,874

Tax-Exempt High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED March 1, 2017

TAX-EXEMPT HIGH YIELD BOND FUND RISK/RETURN SUMMARY:

The following is added to the beginning of the third paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Tax-Exempt High Yield Bond Fund in the Prospectus listed above:

The Fund invests in derivative instruments and may use derivatives to take both long and short positions.

The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Tax-Exempt High Yield Bond Fund in the Prospectus listed above:

Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED March 1, 2017

TAX-EXEMPT BOND FUND RISK/RETURN SUMMARY:

The following is added to the beginning of the third paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Tax-Exempt Bond Fund in the Prospectus listed above:

The Fund invests in derivative instruments and may use derivatives to take both long and short positions.

The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Tax-Exempt Bond Fund in the Prospectus listed above:

Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED March 1, 2017

GLOBAL INFRASTRUCTURE FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Global Infrastructure Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.25%	0.25%	0.34%	1.84%	(0.46)%	1.38%
Class A1 Shares	1.25%	0.25%	0.34%	1.84%	(0.46)%	1.38%
Class A2 Shares	1.25%	0.25%	0.34%	1.84%	(0.46)%	1.38%
Class A3 Shares	1.25%	0.25%	0.34%	1.84%	(0.46)%	1.38%
Class C Shares	1.25%	0.75%	0.59%	2.59%	(0.46)%	2.13%
Class C1 Shares	1.25%	1.00%	0.34%	2.59%	(0.46)%	2.13%
Class E Shares	1.25%	None	0.59%	1.84%	(0.46)%	1.38%
Class R6 Shares	1.25%	None	0.19%	1.44%	(0.46)%	0.98%
Class S Shares	1.25%	None	0.34%	1.59%	(0.46)%	1.13%
Class T Shares	1.25%	None	0.34%	1.59%	(0.56)%	1.03%
Class Y Shares	1.25%	None	0.14%	1.39%	(0.44)%	0.95%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.95% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6 and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.12% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$707	$1,078	$1,473	$2,574
Class A1 Shares	$387	$771	$1,179	$2,318
Class A2 Shares	$486	$865	$1,269	$2,397
Class A3 Shares	$436	$818	$1,224	$2,357
Class C Shares	$216	$762	$1,334	$2,890
Class C1 Shares	$316	$762	$1,334	$2,890
Class E Shares	$140	$534	$953	$2,121
Class R6 Shares	$100	$410	$743	$1,685
Class S Shares	$115	$457	$822	$1,850
Class T Shares	$105	$447	$813	$1,842
Class Y Shares	$97	$397	$719	$1,630

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$216	$762	$1,334	$2,890

Multi-Strategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED March 1, 2017

MULTI-STRATEGY INCOME FUND RISK/RETURN SUMMARY:

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Multi-Strategy Income Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.75%	0.25%	0.37%	1.37%	(0.34)%	1.03%
Class A1 Shares	0.75%	0.25%	0.37%	1.37%	(0.34)%	1.03%
Class A2 Shares	0.75%	0.25%	0.37%	1.37%	(0.34)%	1.03%
Class A3 Shares	0.75%	0.25%	0.37%	1.37%	(0.34)%	1.03%
Class C Shares	0.75%	0.75%	0.62%	2.12%	(0.34)%	1.78%
Class C1 Shares	0.75%	1.00%	0.37%	2.12%	(0.34)%	1.78%
Class E Shares	0.75%	None	0.62%	1.37%	(0.34)%	1.03%
Class R6 Shares	0.75%	None	0.22%	0.97%	(0.36)%	0.61%
Class S Shares	0.75%	None	0.37%	1.12%	(0.34)%	0.78%
Class T Shares	0.75%	None	0.37%	1.12%	(0.44)%	0.68%
Class Y Shares	0.75%	None	0.17%	0.92%	(0.34)%	0.58%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.57% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$674	$952	$1,251	$2,099
Class A1 Shares	$352	$640	$950	$1,826
Class A2 Shares	$451	$736	$1,042	$1,910
Class A3 Shares	$402	$688	$996	$1,868
Class C Shares	$181	$631	$1,108	$2,425
Class C1 Shares	$281	$631	$1,108	$2,425
Class E Shares	$105	$400	$717	$1,617
Class R6 Shares	$62	$273	$501	$1,157
Class S Shares	$80	$322	$584	$1,333
Class T Shares	$69	$312	$574	$1,324
Class Y Shares	$59	$259	$476	$1,100

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$181	$631	$1,108	$2,425

Multi-Asset Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED March 1, 2017

MULTI-ASSET GROWTH STRATEGY FUND RISK/RETURN SUMMARY:

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Multi-Asset Growth Strategy Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.85%	0.25%	0.48%	0.12%	1.70%	(0.52)%	1.18%
Class A1 Shares	0.85%	0.25%	0.48%	0.12%	1.70%	(0.52)%	1.18%
Class A2 Shares	0.85%	0.25%	0.48%	0.12%	1.70%	(0.52)%	1.18%
Class A3 Shares	0.85%	0.25%	0.48%	0.12%	1.70%	(0.52)%	1.18%
Class C Shares	0.85%	0.75%	0.73%	0.12%	2.45%	(0.52)%	1.93%
Class C1 Shares	0.85%	1.00%	0.48%	0.12%	2.45%	(0.52)%	1.93%
Class E Shares	0.85%	None	0.73%	0.12%	1.70%	(0.52)%	1.18%
Class R6 Shares	0.85%	None	0.33%	0.12%	1.30%	(0.54)%	0.76%
Class S Shares	0.85%	None	0.48%	0.12%	1.45%	(0.52)%	0.93%
Class T Shares	0.85%	None	0.48%	0.12%	1.45%	(0.62)%	0.83%
Class Y Shares	0.85%	None	0.28%	0.12%	1.25%	(0.52)%	0.73%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses and expenses of the Fund’s wholly-owned subsidiary (the “Subsidiary”) borne indirectly by the Fund to the extent such expenses exceed 0.73% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

The Subsidiary, organized as a company under the laws of the Cayman Islands, pays RIM an advisory fee and pays Russell Investments Fund Services, LLC (“RIFUS”) an administrative fee at the annual rates of up to 0.85% and 0.05%, respectively, of the Subsidiary’s net assets (collectively, the “Subsidiary Fees”). Pursuant to a contractual agreement with the Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory fees and the administrative fees paid by the Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS.

Until February 28, 2018, RIFUS has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Acquired Fund Fees and Expenses” does not include direct costs associated with any over-the-counter derivatives that the Subsidiary invests in. Costs associated with such derivative instruments include any fee paid to the Subsidiary’s counterparties, which may include management fees and performance-based incentive fees, or any other fees and expenses associated with the investment in such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund.

“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the Subsidiary and the U.S. Cash Management Fund, in which the Fund invests. The Fund’s proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.”

“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$688	$1,032
Class A1 Shares	$367	$723
Class A2 Shares	$466	$818
Class A3 Shares	$417	$770
Class C Shares	$196	$714
Class C1 Shares	$296	$714
Class E Shares	$120	$485
Class R6 Shares	$78	$359
Class S Shares	$95	$408
Class T Shares	$85	$398
Class Y Shares	$75	$345

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years
Class C1 Shares	$196	$714

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, A1, A2, A3, C, C1, E, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED MARCH 1, 2017

RISK/RETURN SUMMARY FOR BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND: Effective January 1, 2018, RIM will change each Fund’s secondary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, A1, A2, A3, C, C1, E, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED MARCH 1, 2017

RISK/RETURN SUMMARY FOR BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND: Effective January 1, 2018, RIM will change each Fund’s secondary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, A1, A2, A3, C, C1, E, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED MARCH 1, 2017

RISK/RETURN SUMMARY FOR BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND: Effective January 1, 2018, RIM will change each Fund’s secondary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

Select International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Select Funds: Classes A, A1, A2, A3, C, C1, E, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 14, 2017 to

PROSPECTUS DATED MARCH 1, 2017

SELECT INTERNATIONAL EQUITY FUND RISK/RETURN SUMMARY: Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.